Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Earnings Per Share [Abstract]
Net loss attributable to stockholders	$ (28,789)	$ (29,607)	$ (39,954)	$ (42,548)
Basic and diluted weighted-average shares outstanding (in shares)	91,992,963	90,203,311	91,884,495	90,983,620
Basic and diluted net loss per share (in usd per share)	$ (0.31)	$ (0.33)	$ (0.43)	$ (0.47)
Earnings Per Share, Basic and Diluted, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	1,065,201	1,107,224	1,081,120	1,135,194
Limited partner units (in units)	90		90		90
Class B units (in units)	359,250	359,250	359,250	359,250
Unvested restricted shares
Earnings Per Share, Basic and Diluted, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	299,953	341,976	315,872	369,946
OP Units
Earnings Per Share, Basic and Diluted, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	405,998	405,998	405,998	405,998
Class B Units
Earnings Per Share, Basic and Diluted, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	359,250	359,250	359,250	359,250
Restricted Share Plan | Unvested restricted shares
Earnings Per Share, Basic and Diluted, by Common Class, Including Two Class Method [Line Items]
Unvested restricted stock (in shares)	278,043	323,045	278,043	323,045	322,242
Advisor | American Realty Capital Healthcare III Advisors, LLC
Earnings Per Share, Basic and Diluted, by Common Class, Including Two Class Method [Line Items]
Limited partner units (in units)	405,998	405,998	405,998	405,998